Segment Information	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Segment Information
Note 3: Segment Information
The Company is organized as five reportable segments, reflecting how the businesses are managed. The accounting policies applied by the segments are the same as those applied by the Company. The segments offer products and services to target customers as described below.
Legal Professionals
The Legal Professionals segment serves law firms and governments with research and workflow products, focusing on intuitive legal research powered by emerging technologies and integrated legal workflow solutions that combine content, tools and analytics.
Corporates
The Corporates segment serves corporate customers from small businesses to multinational organizations, including the seven largest global accounting firms, with the Company’s full suite of content-enabled technology solutions for in-house
legal, tax, regulatory, compliance and IT professionals.
Tax & Accounting Professionals
The Tax & Accounting Professionals segment serves tax, accounting and audit professionals in accounting firms (other than the seven largest, which are served by the Corporates segment) with research and workflow products, focusing on intuitive tax offerings and automating tax workflows.

Reuters News
The Reuters News segment supplies business, financial and global news to the world’s media organizations, professionals and news consumers through Reuters News Agency, Reuters.com, Reuters Events, Thomson Reuters products and the Refinitiv business of London Stock Exchange Group (“LSEG”).
Global Print
The Global Print segment provides legal and tax information primarily in print format to customers around the world.
The Company also reports “Corporate costs”, which includes expenses for corporate functions and the Change Program which are centrally managed. Corporate costs does not qualify as a reportable segment.

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021
Revenues
Legal Professionals	700	673	1,398	1,341
Corporates	373	346	784	728
Tax & Accounting Professionals	217	199	470	426
Reuters News	188	173	364	338
Global Print	142	147	284	290
Eliminations/Rounding	(6)	(6)	(12)	(11)
Revenues	1,614	1,532	3,288	3,112

Adjusted EBITDA
Legal Professionals	304	285	609	564
Corporates	139	128	296	273
Tax & Accounting Professionals	81	74	203	173
Reuters News	44	35	81	63
Global Print	50	56	103	113
Total reportable segments adjusted EBITDA	618	578	1,292	1,186
Corporate costs	(57)	(76)	(131)	(126)
Fair value adjustments (see note 5)	12	(6)	5	(2)
Depreciation	(38)	(42)	(76)	(88)
Amortization of computer software	(121)	(122)	(235)	(237)
Amortization of other identifiable intangible assets	(25)	(30)	(51)	(61)
Other operating gains, net	2	14	1	31
Operating profit	391	316	805	703
Net interest expense	(49)	(49)	(97)	(100)
Other finance income (costs)	320	2	414	(4)
Share of post-tax (losses) earnings in equity method investments	(825)	1,092	(27)	7,389
Tax benefit (expense)	92	(289)	(148)	(1,883)
(Loss) earnings from continuing operations	(71)	1,072	947	6,105
Reuters News revenues included $6 million (2021 - $6 million) and $12 million (2021 - $11 million) in the three and six months ended June 30, 2022, respectively, primarily from content-related services that it provided to the Legal Professionals, Corporates and Tax & Accounting Professionals segments.
In accordance with IFRS 8,
Operating Segments
, the Company discloses certain information about its reportable segments based upon measures used by management in assessing the performance of those reportable segments. These measures are defined below and may not be comparable to similar measures of other companies.

Segment Adjusted EBITDA

●
Segment adjusted EBITDA represents earnings from continuing operations before tax expense or benefit, net interest expense, other finance costs or income, depreciation, amortization of software and other identifiable intangible assets, the Company’s share of post-tax
earnings or losses in equity method investments, other operating gains and losses, certain asset impairment charges, fair value adjustments, and corporate related items.

●	The Company does not consider these excluded items to be controllable operating activities for purposes of assessing the current performance of the reportable segments.
●
Each segment includes an allocation of costs, based on usage or other applicable measures, for centralized support services such as technology, customer service, commercial policy, facilities management, and product and content development. Additionally, product costs are allocated when one segment sells products managed by another segment.